Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Operating expenses:
General and administrative	$ 144	$ 23	$ 21	$ 77		$ 160		$ 177
Extinguishment of accounts payable								(118)
Total operating expenses	144	23	21	77		160		59
Loss from operations	(144)	(23)	(21)	(77)		(160)		(59)
Other income (expense):
Interest expense, related parties	(19)	(16)	(28)	(24)		(62)		(54)
Net loss	$ (163)	$ (39)	$ (49)	$ (101)		$ (222)		$ (113)
Weighted-average shares of common stock outstanding, basic	154,810,655	154,810,655	154,811,000	154,811,000		154,811,000		154,811,000
Weighted-average shares of common stock outstanding, diluted	154,810,655	154,810,655	154,811,000	154,811,000		154,811,000		154,811,000
Net loss per share of common, basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)		$ (0.00)		$ (0.00)
Net loss per share of common, diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)		$ (0.00)		$ (0.00)
Gravitics Inc [Member]
Revenue		$ 659			$ 1,044		$ 2,610
Operating expenses:
General and administrative	2,508	1,309			5,723		4,942
Cost of revenue		589			867		2,339
Research and development	4,222	415			3,457		2,124
Total operating expenses	6,730	2,313			10,047		9,405
Loss from operations	(6,730)	(1,654)			(9,003)		(6,795)
Other income (expense):
Change in fair value of SAFE liabilities	(643)	583			1,159		(1,108)
Change in fair value of convertible promissory notes	(3,449)	(270)			(1,858)		(1,246)
Change in fair value of warrant liabilities	(8,462)	(425)			(1,985)		(87)
Gain on extinguishment of unsecured promissory note							186
Other income (expense), net	(11)	(9)			(12)		2
Total other expense, net	(12,565)	(121)			(2,696)		(2,253)
Net loss	$ (19,295)	$ (1,775)			$ (11,699)		$ (9,048)
Weighted-average shares of common stock outstanding, basic	7,527,716	5,083,430			6,211,039		4,289,651
Weighted-average shares of common stock outstanding, diluted	7,527,716	5,083,430			6,211,039		4,289,651
Net loss per share of common, basic	$ (2.56)	$ (0.35)			$ (1.88)		$ (2.11)
Net loss per share of common, diluted	$ (2.56)	$ (0.35)			$ (1.88)		$ (2.11)